Impairment Charges on Financial Assets	12 Months Ended
Mar. 31, 2021
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Impairment Charges on Financial Assets
33	IMPAIRMENT CHARGES ON FINANCIAL ASSETS

Impairment charges (reversals) on financial assets for the fiscal years ended March 31, 2021, 2020 and 2019 consisted of the following:

	For the fiscal year ended March 31,
	2021	2020	2019
	(In millions)
Loans and advances	¥277,085	¥249,478	¥122,927
Loan commitments	12,729	11,011	(9,771)
Financial guarantees	(7,328)	(551)	6,529
Investment securities	—	—	1

Total impairment charges on financial assets	¥282,486	¥259,938	¥119,686